LEASES AND SIMILAR ARRANGEMENTS - MATURITY (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 5,527	$ 10,498
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	3,158	4,260
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 2,369	$ 6,238